LEASING - Right-of-use assets recognized (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Depreciations for the year	$ 2.5
Vessels and capitalized dry-docking
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of 1 January	13.4
Balance as of 31 December	26.9
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of 31 December	8.1
Other plant and operating equipment
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of 31 December	0.4
Cost | Vessels and capitalized dry-docking
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of 1 January	43.3
Additions	1.8
Disposals	(2.7)
Balance as of 31 December	42.4
Cost | Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Adjustment on transition to IFRS 16	9.9
Additions	0.5
Balance as of 31 December	10.4
Cost | Other plant and operating equipment
Disclosure of quantitative information about right-of-use assets [line items]
Adjustment on transition to IFRS 16	0.3
Additions	0.4
Disposals	(0.1)
Balance as of 31 December	0.6
Depreciation | Vessels and capitalized dry-docking
Disclosure of quantitative information about right-of-use assets [line items]
Disposals	(2.7)
Depreciations for the year	4.8
Balance as of 31 December	15.5
Depreciation | Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Depreciations for the year	2.3
Balance as of 31 December	2.3
Depreciation | Other plant and operating equipment
Disclosure of quantitative information about right-of-use assets [line items]
Depreciations for the year	0.2
Balance as of 31 December	$ 0.2